Annual Fund Operating Expenses	Feb. 27, 2026
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.27%	[1]
Expenses (as a percentage of Assets)	0.98%	[2]
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.29%	[3]
Expenses (as a percentage of Assets)	1.00%	[4]
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.29%	[5]
Expenses (as a percentage of Assets)	1.00%	[6]
Madison Diversified Income Fund | Diversified Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.47%	[8]
Expenses (as a percentage of Assets)	1.13%	[9]
Madison Tax-Free National Fund | Tax-Free National Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.61%	[10]
Madison High Quality Bond Fund | High Quality Bond Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.50%
Madison High Quality Bond Fund | High Quality Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.41%
Madison Core Bond Fund | Core Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.71%	[11]
Madison Core Bond Fund | Core Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.36%	[11]
Madison Core Bond Fund | Core Bond Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%	[11]
Madison Core Bond Fund | Core Bond Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.46%	[11]
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[12]
Expenses (as a percentage of Assets)	1.28%	[13]
Madison Covered Call & Equity Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.02%	[12]
Expenses (as a percentage of Assets)	1.03%	[13]
Madison Covered Call & Equity Income Fund | Dividend Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.02%	[12]
Expenses (as a percentage of Assets)	0.98%	[13]
Madison Covered Call & Equity Income Fund | Dividend Income Fund Cass R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.02%	[12]
Expenses (as a percentage of Assets)	0.90%	[13]
Madison Dividend Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.91%
Madison Dividend Income Fund | Dividend Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[14]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.16%
Madison Dividend Income Fund | Dividend Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.81%
Madison Dividend Income Fund | Dividend Income Fund Cass R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[14]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.73%
Madison Large Cap Fund | Large Cap Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.91%
Madison Large Cap Fund | Large Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.81%
Madison Large Cap Fund | Large Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.16%
Madison Large Cap Fund | Large Cap Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.73%
Madison Mid Cap Fund | Mid Cap Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.90%	[17]
Madison Mid Cap Fund | Mid Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.80%	[17]
Madison Mid Cap Fund | Mid Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[16]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.15%	[17]
Madison Mid Cap Fund | Mid Cap Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.72%	[17]
Madison Small Cap Fund | Small Cap Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.10%
Madison Small Cap Fund | Small Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[18]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.35%
Madison Small Cap Fund | Small Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.00%
Madison Small Cap Fund | Small Cap Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[18]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.92%

[1]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[2]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[3]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[4]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[5]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more underlying funds.
[6]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[7]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[8]	Fees and expenses incurred indirectly by the Fund as a result of investing in shares of one or more underlying funds.
[9]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[10]	Effective September 2, 2025, the Fund’s administrative services fee was reduced from 0.35% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.
[11]	Effective September 2, 2025, the Fund’s management fee was reduced from 0.39% to 0.25% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current management fee rate.
[12]	Fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds.
[13]	Total annual fund operating expenses for the period ended October 31, 2025 do not match the financial statements because the financial statements do not include acquired fund fees and expenses.
[14]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[15]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.
[16]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Fund’s management fee is 0.75%, but due to breakpoints, the management fee charged during the Fund’s most recent fiscal year was 0.70%.
[17]	Effective September 2, 2025, the Fund’s administrative services fee for Class A shares was reduced from 0.40% to 0.20% of the Fund’s average daily net assets. As a result, total annual fund operating expenses shown in the table above do not correlate to the expense ratios in the Fund’s financial statements because total annual fund operating expenses reflects the current administrative services fee rate.
[18]	The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.